EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class F Shares of the Ultra Short Duration Bond, Short-Duration Government, GNMA, Government, Government II, and Treasury II Funds; Class Y Shares of the Ultra Short Duration Bond, Short-Duration Government, and GNMA Funds; and Class CAA Shares of the Government Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 5, 2020 (SEC Accession No. 0001104659-20-070407), in interactive data format.